Othere Non-Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Non-current pension liability	$ 4,002	$ 7,466
Total pension liability		1,823
SWITZERLAND | Foreign Postretirement Benefit Plan
Schedule of Accrued Liabilities [Line Items]
Non-current pension liability		$ 764